SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	10 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Accounting Policies [Abstract]
Net loss | $	$ 88,276
Earnings per share, basic	$ 88,276
Earnings per share, diluted	$ 88,276